Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 30, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Dec. 31, 2014
Vident International Equity Fund™ | Vident International Equity Fund
Risk/Return:
Trading Symbol	VIDI